Vehicle Floorplan Facilities - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 450,000,000
Vehicle Floor Plan Facilities
Line of Credit Facility [Line Items]
Weighted average interest rate		4.49%		4.49%		6.00%	6.56%
Interest expense		$ 1,000,000	$ 2,500,000	$ 3,700,000	$ 4,400,000	$ 4,700,000	$ 10,400,000
Outstanding borrowings		109,800,000		$ 109,800,000		173,500,000	95,500,000
Debt instrument, covenant compliance				As of December 31, 2019 and June 30, 2020, the Company was in compliance with all covenants related to the vehicle floorplan facilities.
Vehicle Floor Plan Facilities | Credit Balance Agreements
Line of Credit Facility [Line Items]
Interest credits earned		700,000	$ 1,300,000	$ 2,400,000	$ 2,800,000	5,100,000	2,900,000
Ally Bank and Ally Financial | Line Of Credit | 2020 Vehicle Floorplan Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 450,000,000
Period of LIBOR measurement	1 month
Basis points	4.25%
Extended term	2021-03
Additional borrowing capacity to be increase in monthly credit line of three month of each year	$ 25,000,000
Debt instrument covenant to maintain minimum percentage of outstanding borrowings in cash and cash equivalents	10.00%
Debt instrument covenant percentage of deposit in basis of monthly credit line availability	10.00%
Debt instrument covenant to maintain minimum tangible adjusted net worth	$ 167,000,000
Debt instrument upfront commitment fee	$ 1,100,000
Line of credit facility, description				The amount of credit available is determined on a monthly basis based on a calculation that considers average outstanding borrowings and vehicle units paid off by the Company within the immediately preceding three-month period.
Line of credit facility, current borrowing capacity		200,000,000		$ 200,000,000
Line of credit facility, unutilized borrowing capacity		$ 90,200,000		$ 90,200,000
Debt instrument, covenant description				The 2020 Vehicle Floorplan Facility bears interest at a rate equal to the 1-Month LIBOR rate applicable in the immediately preceding month plus a spread of 425 basis points. The 2020 Vehicle Floorplan Facility is collateralized by the Company’s vehicle inventory and certain other assets and the Company is subject to covenants that require it to maintain a certain level of equity in the vehicles that are financed, to maintain at least 10% of the outstanding borrowings in cash and cash equivalents, to maintain 10% of the monthly credit line availability on deposit with Ally Bank and to maintain a minimum tangible adjusted net worth of $167.0 million, which is defined as shareholder (deficit) equity plus redeemable convertible preferred stock as determined under U.S. GAAP.
Ally Bank and Ally Financial | Revolving Credit Facility | 2016 Vehicle Floorplan Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity						$ 220,000,000	$ 117,000,000
Period of LIBOR measurement						1 month
Basis points						4.25%